DERIVATIVE FINANCIAL INSTRUMENTS (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Warrants
Change in fair value of derivative liabilities	$ 71,186	$ 40,817
Convertible Notes
Change in fair value of derivative liabilities	$ 11,576,500	$ 9,786,906
Derivative Liability
Dividend yield	0.00%	0.00%
Quoted market price	$ 0.001	$ 0.001
Expected life term		0.167 to 3.08 years
Derivative Liability | Minimum
Expected life	2 months 12 days
Expected volatility	278.80%	214.20%
Weighted average risk-free interest rate	4.40%	4.01%
Derivative Liability | Maximum
Expected life	2 years 9 months 29 days
Expected volatility	519.40%	558.30%
Weighted average risk-free interest rate	5.38%	5.06%
Level 3
Derivative liability	$ 11,647,686	$ 9,827,723
Change in fair value of derivative liabilities	11,647,686	9,827,723
Gain from change in fair value of debt derivatives	$ 2,052,882	$ 5,436,087	$ 650,071